FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS TOTAL RETURN FUND
SUPPLEMENT DATED FEBRUARY 21, 2014

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2014

1.	In the Summary Section for the Total Return Fund, under the heading “Principal Investment Strategies” on page 36, the following disclosure is added at the end of the fourth paragraph:

The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

2.	In the Summary Section for the Total Return Fund, under the heading “Principal Risks” on page 37, the following disclosure is added before the heading “Security Selection Risk”:

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.